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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     December 31, 1997
                                                  -----------------

Check here if Amendment [X]   Amendment Number: 4
                                                ---

   This Amendment (Check only one):   [X] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

        /s/ E.J. BIRD                  Greenwich, CT         August 13, 2001
----------------------------         ------------------     ----------------
          (Signature)                  (City, State)              (Date)


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        NONE

Form 13F Information Table Entry Total:                     19

Form 13F Information Table Value Total:              $ 823,979

                                                (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F Information Table

Page 1 of 1


   Column 1:          Column 2: Column 3:   Column 4:            Column 5:            Column 6   Column 7:       Column 8:
                                                                                                              Voting Authority
---------------       --------- ---------  ----------- ----------------------------- ----------  -------- ----------------------
                                           Fair Market
                                               Value    Shares or
                       Title of  CUSIP      ----------   Principal                    Investment   Other     (a)      (b)    (c)
 Name of Issuer         Class    Number     (x $1,000)   Amount    SH/PRN    Put/Call Discretion  Managers   Sole    Shared  None
 --------------        -------   ------     ----------  ---------  ------   --------- ----------  -------- --------- ------  ----
Autozone Inc.          Common   053332-10-2     12,816    441,944    SH                 DEFINED              441,944
Autozone Inc.          Common   053332-10-2    139,935  4,825,334    SH                   SOLE             4,825,334
Bandag Inc.            Common   059815-10-0        221      4,143    SH                 DEFINED                4,143
Bandag Inc.            Common   059815-10-0      2,424     45,357    SH                   SOLE                45,357
Dow Chemical  Co.      Common   260543-10-3     10,768    106,090    SH                 DEFINED              106,090
Dow Chemical  Co.      Common   260543-10-3    117,572  1,158,345    SH                   SOLE             1,158,345
Georgia Gulf Corp      Common   373200-20-3        102      3,322    SH                 DEFINED                3,322
Georgia Gulf Corp      Common   373200-20-3      1,111     36,278    SH                   SOLE                36,278
Guess Inc.             Common   401617-10-5        875    127,319    SH                 DEFINED              127,319
Guess Inc.             Common   401617-10-5      9,557  1,390,081    SH                   SOLE             1,390,081
International
 Business Machs        Common   459200-10-1    109,718  1,075,620    SH                 DEFINED            1,075,620
International
 Business Machs        Common   459200-10-1     40,096    357,150    SH                   SOLE               357,150
International
 Business Machs        Options- 459200-90-1      3,479        586    SH        Call     DEFINED                  586
International
 Business Machs        Options- 459200-90-1     77,960     13,130    SH        Call       SOLE                13,130
Phelps Dodge Corp.     Common   717265-10-2        661     10,613    SH                 DEFINED               10,613
Phelps Dodge Corp.     Common   717265-10-2      7,214    115,887    SH                   SOLE               115,887
PS Group Inc.          Common   693624-10-8     14,978  1,198,270    SH                   SOLE             1,198,270
Wells Fargo & Co       Common   949740-10-4     25,810     76,038    SH                 DEFINED               76,038
Wells Fargo & Co       Common   949740-10-4    248,682    732,628    SH                   SOLE               732,628


                                Grand Total    823,979